Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 129,499	$ 78,988	$ (51,369)
Other comprehensive income (loss), net of tax:
Foreign currency translation	4,783	(9,929)	(128,492)
Post-employment benefits:
Loss recognized in accumulated other comprehensive income (loss)	(938)	(310)	(213)
Reclassification of loss to consolidated statement of income (loss)	386	386	440
Post-employment (expenses) benefits (net of $272, $39 and $120 of deferred income taxes)	(552)	76	227
Cash flow hedges:
Net gains (loss) recognized in accumulated other comprehensive loss	6,462	(18,813)	20,487
Reclassification of net loss (gain) to consolidated statement of income (loss)	1,592	11,242	(14,209)
Cash flow hedges (net of $3,938, $nil and $nil of income taxes)	8,054	(7,571)	6,278
Total other comprehensive income (loss)	12,285	(17,424)	(121,987)
Comprehensive income (loss)	141,784	61,564	(173,356)
Less: Comprehensive income attributable to non-controlling interests	(316)	(140)	(73)
Comprehensive income (loss) attributable to Arcos Dorados Holdings Inc.	$ 141,468	$ 61,424	$ (173,429)